Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Federal income tax provision at statutory rate	$ 5,028	$ 3,248
Bank owned life insurance	(133)	(190)
Tax-exempt interest	(99)	(121)
Meals and entertainment	18	18
State income taxes, net of federal income tax effect	302	253
Other, net	(305)	(63)
Total provision for income taxes	$ 4,811	$ 3,145
Effective tax rate	33.50%	32.90%
Federal income tax provision at statutory percentage rate	35.00%	34.00%